NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended
May 31, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

Platinum Group Metals Ltd. (the "Company") is a British Columbia, Canada, company formed by amalgamation on February 18, 2002. The Company's shares are publicly listed on the Toronto Stock Exchange in Canada and the NYSE American LLC ("NYSE American") in the United States (formerly the NYSE MKT LLC). The Company's address is Suite 838-1100 Melville Street, Vancouver, British Columbia, V6E 4A6.

The Company is a development stage company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa.

These financial statements consolidate the accounts of the Company and its subsidiaries. Lion Battery Technologies Inc. ("Lion"), is accounted for using the equity method as the Company jointly controls Lion despite owning the majority of Lion's shares. The Company's subsidiaries, associates and joint ventures as at May 31, 2021 are as follows:

		Place of incorporation and operation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity		May 31, 2021	August 31, 2020

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited.(1)	Development	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.(3)	Research	Canada	53.70%	55.00%

Notes:

(1) The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

(2) Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.

(3) Lion is accounted for using the equity method as the Company jointly controls the investee despite owning the majority of the shares.

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards applicable to a going concern which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due for the foreseeable future. During the nine month period ended May 31, 2021, the Company incurred a loss of $8.8 million, used cash of $3.8 million in operating activities and at period end had cash of $8.9 million and was indebted $11.3 million pursuant to the Sprott Facility (as defined below). The Sprott Facility originally matured on August 14, 2021, however subequent to period end the Company exercised an option to extend the maturity date for $10.0 million in principal by one year in exchange for a payment in cash of $0.3 million, being three percent of the outstanding principal amount not required to be repaid on the original maturity date.   The $1.3 million payment on the non-deferred portion is due on the original maturity date of August 14, 2021.  Early repayment before the amended maturity date of August 14, 2022 is permitted.  Additional payments/interest are also due on the Convertible Notes (defined below). The Company currently has limited financial resources and has no sources of operating income.

In March 2020 the World Health Organization declared the outbreak of COVID-19 Coronavirus a global pandemic. The pandemic and related negative public health developments have adversely affected workforces, economies and financial markets globally, potentially leading to a period of economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the pandemic and its effects on the Company's business or ability to raise funds.

The Company's ability to continue operations in the normal course of business will therefore depend upon its ability to secure additional funding by methods that could include debt refinancing, equity financing, the sale of assets and strategic partnerships. Management believes the Company will be able to secure further funding as required although there can be no assurance that these efforts will be successful. These factors give rise to material uncertainties resulting in substantial doubt as to the ability of the Company to continue to meet its obligations as they come due and hence, the ultimate appropriateness of the use of accounting principles applicable to a going concern.

These condensed consolidated interim financial statements do not include adjustments or disclosures that may result should the Company not be able to continue as a going concern. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments would be required to the carrying value of assets and liabilities, the expenses, the reported comprehensive loss and balance sheet classifications used that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. These adjustments could be material.